Investments	12 Months Ended
Dec. 31, 2013
Available For Sale Securities [Abstract]:
Investments [Text Block]

4. Investments:

As at December 31, 2010, the Company held, at fair value, a Province of Ontario bond amounting to $6,080 upon maturity of which, on February 22, 2011, the Company collected the amount of $6,082 and the amount of $8 was transferred to Interest Income from Other Comprehensive Income in the accompanying 2011 consolidated statement of income.